Financial instruments, Interest bearing debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2019	Aug. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Apr. 30, 2017	Nov. 30, 2014
Interest-bearing debt [Abstract]
Remaining notional	$ 454,677
Carrying amount	449,959		$ 850,972
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	37,839
Carrying amount	$ 37,626		55,719
Credit Agricole Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.19%
Danish Ship Finance Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 36,400
Carrying amount	$ 36,015	$ 36,400	38,929					$ 49,400
Danish Ship Finance Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.00%							2.00%
Nordea Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 110,933
Carrying amount	109,423		207,175		$ 96,000	$ 204,000	$ 300,000
Undrawn borrowing facilities	$ 70,300
Nordea Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.40%				2.40%
ABN Amro Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 269,505
Carrying amount	266,895		432,581
Undrawn borrowing facilities	$ 100,000
ABN Amro Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.40%
ABN AMRO Revolving Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 0
Carrying amount	$ 0		0
ABN AMRO Revolving Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.50%
Convertible Senior Notes due 2021 [Member]
Interest-bearing debt [Abstract]
Interest rate spread				4.50%
Interest rate	4.50%
Remaining notional	$ 0
Carrying amount	$ 0		$ 116,568